Risks and Financial Instruments - Schedule of leverage ratio (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Loans and financing	R$ 13,274,130	R$ 17,725,954
Cash and cash equivalents, financial investments and derivative financial instruments	6,584,962	4,463,473
Net debt	6,689,168	13,262,481
Equity	R$ 12,174,968	R$ 10,469,240	R$ 9,910,265	R$ 9,835,175
Leverage ratio	54.94%	126.68%